Income tax - Summary of Deferred Tax Reconciliation to Balance Sheet (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Income Tax [Abstract]
Deferred tax assets	€ 662	€ 186
Deferred tax liabilities	€ 163	€ 21